SCHEDULE OF DISCONTINUED CASH FLOWS (Details) - Discontinued operations [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Operating activities	$ (8,933)	$ (137,219)
Investing activities
Financing activities		143,736
Net cash outflows	$ (8,933)	$ 6,517